Income Taxes (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Unites States [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2012 Quebec Provincial [Member]	Dec. 31, 2012 United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards			$ 134,300,000	$ 3,600,000	$ 3,600,000	$ 19,600,000
Beginning year of expiration of operating loss carry forwards			2021	2030	2030
Deferred Tax Assets, Net	$ (195,497)